UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Soundpost Partners, LP

Address:   405 Park Avenue
           6th Floor
           New York, New York 10022

13F File Number: 028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Howard Bloom
Title:   Chief Financial Officer
Phone:   (212) 920-8388


Signature, Place and Date of Signing:

/s/ Howard Bloom              New York, New York           November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  123

Form 13F Information Table Value Total:  $586,673
                                         (thousands)


List of Other Included Managers:

NONE


                                                    FORM 13F INFORMATION TABLE
                                                      Soundpost Partners, LP
                                                        September 30, 2010


COLUMN 1                          COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS   SOLE   SHARED  NONE
ABOVENET INC                      COM               00374N107   1,739       33,388  SH          SOLE     NONE       33,388
AMAZON COM INC                    COM               023135106  15,706      100,000     PUT      SOLE     NONE      100,000
AMAZON COM INC                    COM               023135106  29,056      185,000     PUT      SOLE     NONE      185,000
AMAZON COM INC                    COM               023135106  73,080      465,300     PUT      SOLE     NONE      465,300
AMAZON COM INC                    COM               023135106  47,118      300,000     PUT      SOLE     NONE      300,000
AMERICAN SUPERCONDUCTOR CORP      COM               030111108   1,244       40,000     PUT      SOLE     NONE       40,000
AMERICAN SUPERCONDUCTOR CORP      COM               030111108   1,244       40,000     PUT      SOLE     NONE       40,000
AMERICAN WTR WKS CO INC NEW       COM               030420103   3,290      141,401  SH          SOLE     NONE      141,401
ARGO GROUP INTL HLDGS LTD         COM               G0464B107   7,039      202,616  SH          SOLE     NONE      202,616
ARROW ELECTRS INC                 COM               042735100   5,346      200,000  SH          SOLE     NONE      200,000
ATLANTIC TELE NETWORK INC         COM NEW           049079205   4,214       85,590  SH          SOLE     NONE       85,590
AVI BIOPHARMA INC                 COM               002346104     645      352,396  SH          SOLE     NONE      352,396
BJS RESTAURANTS INC               COM               09180C106     563       20,000     PUT      SOLE     NONE       20,000
BROWN SHOE INC NEW                COM               115736100     412       35,900  SH          SOLE     NONE       35,900
CALIFORNIA PIZZA KITCHEN INC      COM               13054D109     427       25,000     PUT      SOLE     NONE       25,000
CARDIONET INC                     COM               14159L103   1,889      418,774  SH          SOLE     NONE      418,774
CASELLA WASTE SYS INC             CL A              147448104   1,113      265,000  SH          SOLE     NONE      265,000
CHARMING SHOPPES INC              COM               161133103     125       35,404  SH          SOLE     NONE       35,404
CHEESECAKE FACTORY INC            COM               163072101   2,647      100,000     PUT      SOLE     NONE      100,000
CHEESECAKE FACTORY INC            COM               163072101   2,647      100,000     PUT      SOLE     NONE      100,000
CHESAPEAKE LODGING TR             SH BEN INT        165240102   4,908      300,000  SH          SOLE     NONE      300,000
CHICOS FAS INC                    COM               168615102   2,974      282,746  SH          SOLE     NONE      282,746
CHINA-BIOTICS INC                 COM               16937B109     198       18,000     PUT      SOLE     NONE       18,000
CHINA-BIOTICS INC                 COM               16937B109     275       25,000     PUT      SOLE     NONE       25,000
CHIPOTLE MEXICAN GRILL INC        COM               169656105   4,300       25,000     PUT      SOLE     NONE       25,000
CHIPOTLE MEXICAN GRILL INC        COM               169656105   5,212       30,300     PUT      SOLE     NONE       30,300
CNO FINL GROUP INC                COM               12621E103   7,301    1,317,834  SH          SOLE     NONE    1,317,834
COMMSCOPE INC                     COM               203372107   3,488      146,946  SH          SOLE     NONE      146,946
COWEN GROUP INC NEW               CL A              223622101   2,065      627,674  SH          SOLE     NONE      627,674
DARLING INTL INC                  COM               237266101     442       51,824  SH          SOLE     NONE       51,824
DELIA'S INC NEW                   COM               246911101     452      239,300  SH          SOLE     NONE      239,300
DELL INC                          COM               24702R101   3,891      300,000     CALL     SOLE     NONE      300,000
DELL INC                          COM               24702R101   1,297      100,000     CALL     SOLE     NONE      100,000
DEVRY INC DEL                     COM               251893103   1,673       34,000  SH          SOLE     NONE       34,000
DEX ONE CORP                      COM               25212W100   4,398      358,153  SH          SOLE     NONE      358,153
DOMINOS PIZZA INC                 COM               25754A201   1,586      120,000     PUT      SOLE     NONE      120,000
EMPLOYERS HOLDINGS INC            COM               292218104     315       20,000  SH          SOLE     NONE       20,000
ENERGYSOLUTIONS INC               COM               292756202   4,103      815,707  SH          SOLE     NONE      815,707
ENERSYS                           COM               29275Y102   6,060      242,678  SH          SOLE     NONE      242,678
FLEXTRONICS INTL LTD              ORD               Y2573F102   7,550    1,250,000  SH          SOLE     NONE    1,250,000
FLEXTRONICS INTL LTD              ORD               Y2573F102   6,040    1,000,000     CALL     SOLE     NONE    1,000,000
FLEXTRONICS INTL LTD              ORD               Y2573F102   6,040    1,000,000     CALL     SOLE     NONE    1,000,000
FORESTAR GROUP INC                COM               346233109   1,325       77,720  SH          SOLE     NONE       77,720
FORMFACTOR INC                    COM               346375108     612       71,107  SH          SOLE     NONE       71,107
FULLER H B CO                     COM               359694106   1,358       68,364  SH          SOLE     NONE       68,364
G & K SVCS INC                    CL A              361268105     969       42,402  SH          SOLE     NONE       42,402
GLOBAL INDEMNITY PLC              SHS               G39319101   2,744      170,967  SH          SOLE     NONE      170,967
GLOBAL INDS LTD                   DBCV  2.750% 8/0  379336AE0   5,630    8,000,000 PRN          SOLE     NONE    8,000,000
GLOBE SPECIALTY METALS INC        COM               37954N206   2,512      178,930  SH          SOLE     NONE      178,930
GRAPHIC PACKAGING HLDG CO         COM               388689101   2,584      773,600  SH          SOLE     NONE      773,600
GREAT LAKES DREDGE & DOCK CO      COM               390607109     888      152,893  SH          SOLE     NONE      152,893
HARLEY DAVIDSON INC               COM               412822108   4,266      150,000     PUT      SOLE     NONE      150,000
HARLEY DAVIDSON INC               COM               412822108     284       10,000     PUT      SOLE     NONE       10,000
HARLEY DAVIDSON INC               COM               412822108   2,844      100,000     PUT      SOLE     NONE      100,000
HEALTH NET INC                    COM               42222G108   6,798      250,000  SH          SOLE     NONE      250,000
HOT TOPIC INC                     COM               441339108     393       65,625  SH          SOLE     NONE       65,625
INGRAM MICRO INC                  CL A              457153104  10,116      600,000  SH          SOLE     NONE      600,000
INTEGRAL SYS INC MD               COM               45810H107   1,041      140,997  SH          SOLE     NONE      140,997
INTERVAL LEISURE GROUP INC        COM               46113M108     960       71,242  SH          SOLE     NONE       71,242
KAPSTONE PAPER & PACKAGING C      COM               48562P103   3,946      325,000  SH          SOLE     NONE      325,000
KENDLE INTERNATIONAL INC          COM               48880L107     245       26,290  SH          SOLE     NONE       26,290
KENDLE INTERNATIONAL INC          NOTE  3.375% 7/1  48880LAA5   1,848    2,000,000 PRN          SOLE     NONE    2,000,000
KEYNOTE SYS INC                   COM               493308100   1,979      170,320  SH          SOLE     NONE      170,320
LEAP WIRELESS INTL INC            COM NEW           521863308   6,175      500,000  SH          SOLE     NONE      500,000
MAXYGEN INC                       COM               577776107     850      146,800  SH          SOLE     NONE      146,800
MDS INC                           COM               55269P302   7,416      734,230  SH          SOLE     NONE      734,230
MONTPELIER RE HOLDINGS LTD        SHS               G62185106   6,928      400,000  SH          SOLE     NONE      400,000
MUELLER INDS INC                  COM               624756102   5,033      190,000  SH          SOLE     NONE      190,000
MYERS INDS INC                    COM               628464109     959      111,600  SH          SOLE     NONE      111,600
NAVIGATORS GROUP INC              COM               638904102     819       18,349  SH          SOLE     NONE       18,349
NETFLIX INC                       COM               64110L106  25,832      159,300     PUT      SOLE     NONE      159,300
NETFLIX INC                       COM               64110L106  52,702      325,000     PUT      SOLE     NONE      325,000
NETFLIX INC                       COM               64110L106   8,108       50,000     PUT      SOLE     NONE       50,000
NEW ORIENTAL ED & TECH GRP I      SPON ADR          647581107   9,758      100,000     PUT      SOLE     NONE      100,000
NEW YORK & CO INC                 COM               649295102     632      245,800  SH          SOLE     NONE      245,800
NU HORIZONS ELECTRS CORP          COM               669908105   1,152      165,793  SH          SOLE     NONE      165,793
OMNICARE INC                      COM               681904108   1,194       50,000     CALL     SOLE     NONE       50,000
OMNICARE INC                      COM               681904108   7,164      300,000     CALL     SOLE     NONE      300,000
OPENWAVE SYS INC                  COM NEW           683718308   4,825    2,838,379  SH          SOLE     NONE    2,838,379
OSHKOSH CORP                      COM               688239201   1,350       49,094  SH          SOLE     NONE       49,094
PENSON WORLDWIDE INC              COM               709600100   3,797      760,596  SH          SOLE     NONE      760,596
PEP BOYS MANNY MOE & JACK         COM               713278109   2,424      229,093  SH          SOLE     NONE      229,093
PGT INC                           COM               69336V101   1,695      743,551  SH          SOLE     NONE      743,551
PHARMERICA CORP                   COM               71714F104   1,910      200,409  SH          SOLE     NONE      200,409
PIKE ELEC CORP                    COM               721283109      55        7,536  SH          SOLE     NONE        7,536
POINT 360                         COM               730507100     471      409,502  SH          SOLE     NONE      409,502
POWELL INDS INC                   COM               739128106     422       13,568  SH          SOLE     NONE       13,568
POWER ONE INC NEW                 COM               73930R102   3,636      400,000  SH          SOLE     NONE      400,000
QLT INC                           COM               746927102   1,577      250,676  SH          SOLE     NONE      250,676
RACKSPACE HOSTING INC             COM               750086100   5,196      200,000     PUT      SOLE     NONE      200,000
RACKSPACE HOSTING INC             COM               750086100   3,897      150,000     PUT      SOLE     NONE      150,000
RADVISION LTD                     ORD               M81869105   1,893      287,281  SH          SOLE     NONE      287,281
REGIS CORP MINN                   COM               758932107   1,585       82,878  SH          SOLE     NONE       82,878
REPUBLIC AWYS HLDGS INC           COM               760276105   6,067      732,750  SH          SOLE     NONE      732,750
ROADRUNNER TRNSN SVCS HLDG I      COM               76973Q105     325       30,000  SH          SOLE     NONE       30,000
RUTHS HOSPITALITY GROUP INC       COM               783332109     468      116,642  SH          SOLE     NONE      116,642
S1 CORPORATION                    COM               78463B101   7,034    1,350,000  SH          SOLE     NONE    1,350,000
SENECA FOODS CORP NEW             CL A              817070501     473       18,062  SH          SOLE     NONE       18,062
SIEMENS A G                       SPONSORED ADR     826197501   5,270       50,000  SH          SOLE     NONE       50,000
SOLAR CAP LTD                     COM               83413U100   2,781      129,642  SH          SOLE     NONE      129,642
SPDR SERIES TRUST                 S&P RETAIL ETF    78464A714   6,654      159,100     PUT      SOLE     NONE      159,100
SPDR SERIES TRUST                 S&P RETAIL ETF    78464A714   1,894       45,300     PUT      SOLE     NONE       45,300
SPDR SERIES TRUST                 S&P RETAIL ETF    78464A714   3,739       89,400     PUT      SOLE     NONE       89,400
SPDR SERIES TRUST                 S&P RETAIL ETF    78464A714   4,391      105,000     PUT      SOLE     NONE      105,000
SUN HEALTHCARE GROUP INC          COM NEW           866933401   9,979    1,178,169  SH          SOLE     NONE    1,178,169
SUPERMEDIA INC                    COM               868447103   5,363      507,390  SH          SOLE     NONE      507,390
SYMETRA FINL CORP                 COM               87151Q106   2,843      271,791  SH          SOLE     NONE      271,791
TEMPUR PEDIC INTL INC             COM               88023U101   1,869       60,300     PUT      SOLE     NONE       60,300
TERRA NOVA RTY CORP               COM               88102D103   1,322      177,265  SH          SOLE     NONE      177,265
TESSERA TECHNOLOGIES INC          COM               88164L100     836       45,198  SH          SOLE     NONE       45,198
THE9 LTD                          ADR               88337K104   1,864      359,100  SH          SOLE     NONE      359,100
THQ INC                           COM NEW           872443403     662      164,715  SH          SOLE     NONE      164,715
TNS INC                           COM               872960109   7,555      445,727  SH          SOLE     NONE      445,727
TOMOTHERAPY INC                   COM               890088107   7,040    2,000,000  SH          SOLE     NONE    2,000,000
TUESDAY MORNING CORP              COM NEW           899035505     318       66,717  SH          SOLE     NONE       66,717
VCA ANTECH INC                    COM               918194101     723       34,290  SH          SOLE     NONE       34,290
WILEY JOHN & SONS INC             CL A              968223206     204        5,000  SH          SOLE     NONE        5,000
WILLBROS GROUP INC DEL            COM               969203108   4,742      517,121  SH          SOLE     NONE      517,121
WILLIAMS COS INC DEL              COM               969457100   3,841      201,000  SH          SOLE     NONE      201,000
WOWJOINT HOLDINGS LIMITED         *W EXP 05/15/201  G9796W119      69      228,800  SH          SOLE     NONE      228,800
ZOO ENTMT INC                     COM NEW           98978F207     844      177,716  SH          SOLE     NONE      177,716
ZORAN CORP                        COM               98975F101     539       70,601  SH          SOLE     NONE       70,601
ZYGO CORP                         COM               989855101      55        5,590  SH          SOLE     NONE        5,590



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